Financial risk management, Foreign Exchange Risk (Details) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	$ 120,178	$ 134,035
Foreign exchange gain (loss)	2,129	(2,621)	$ 7,176
10% Weakened / Strengthened in Exchange Rate [Member]
Foreign exchange rates [abstract]
Loss before tax higher/lower related to translation of cash and other financial assets held	2,300	6,400
In USD [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	119,363	133,816
In Euro [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	752	207		€ 723		€ 187
In GBP [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	$ 63	$ 12			£ 50		£ 10